Organization	12 Months Ended
Dec. 31, 2025
Organization [Abstract]
ORGANIZATION

1. ORGANIZATION

(a) Nature of operations

AMBITIONS ENTERPRISE MANAGEMENT CO. L.L.C (“Ambitions” or the “Company”) was incorporated in the Cayman Islands on November 2, 2023 as an exempted company with limited liability under the Companies Act (As Revised) of the Cayman Islands with an authorized share capital of USD50,000 divided into 500,000,000,000 Ordinary Shares of par value USD0.0000001 each, and with 16,500,000 Class A Ordinary Shares and 33,500,000 Class B Ordinary Shares issued and outstanding. HUNTER INTERNATIONAL TRAVEL & TOURISM L.L.C (“Hunter”) was incorporated in the UAE on October 10, 2007. MULTIPLE EVENTS L.L.C (“Multiple”) was incorporated in the UAE on March 16, 2008. Hunter, together with Multiple (collectively, the ‘‘Operating Entities”), are principally engaged in providing one-stop tourism and management solution services for meetings, incentives, conference, and exhibitions (“MICE”) in the UAE, including event planning, ticketing, visa application, ground services, accommodation and dining arrangements, event reception and execution.

(b) Reorganization

In preparation of the Company’s initial public offering (“IPO”) in the United States, the following transactions were undertaken to reorganize the legal structure of the Operating Entities. The Company was incorporated in connection with a group reorganization (the “Reorganization”) of the Company and its subsidiaries.

On December 10, 2023, the Company acquired AMBITIONS ENTERPRISE MANAGEMENT CO. L.L.C (“Ambitions Dubai”) in the UAE, which became a wholly-owned subsidiary of the Company.

On December 10, 2023, the Company, through Ambitions Dubai, entered into two equity purchase agreements with the Operating Entities and their then shareholders. The Operating Entities then became wholly-owned subsidiaries of Ambitions Dubai. The Company has accounted for the Reorganization as a transaction between entities with common ownership, which is akin to a reorganization of entities under common control. After the Reorganization, Zhengang Tang, the principal shareholder of the Operating Entities before the Reorganization, and the Chairman of the Board of Directors, Director, and Chief Executive Officer of the Company after the Reorganization, beneficially owns an aggregate of 71.1% of the Company’s outstanding shares. As all the entities involved in the process of the Reorganization are under common ownership of Ambition’s shareholders before and after the Reorganization, the Reorganization is accounted for in a manner similar to a pooling of interests with the assets and liabilities of the parties to the Reorganization carried over at their historical amounts. Therefore, the accompanying consolidated financial statements were prepared as if the corporate structure of the Company had been in existence since the beginning of the periods presented. The Company and its subsidiaries hereinafter are collectively referred to as the “Group”.

As of the date of this report, the details of the Company’s principal subsidiaries are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership by the Company
AMBITIONS ENTERPRISE MANAGEMENT CO. L.L.C (“Ambitions”)	November 2, 2023	Cayman Islands
Subsidiaries:
AMBITIONS ENTERPRISE MANAGEMENT CO. L.L.C (“Ambitions Dubai”)	October 26, 2023	The United Arab Emirates	100%
HUNTER INTERNATIONAL TRAVEL & TOURISM L.L.C (“Hunter”)	October 10, 2007	The United Arab Emirates	100%
MULTIPLE EVENTS L.L.C (“Multiple”)	March 16, 2008	The United Arab Emirates	100%